Other assets	12 Months Ended
Dec. 31, 2019
Other assets [abstract]
Disclosure of other non-current assets [text block]

Other non-current assets

Other non-current assets include the following:

	As of December 31,
in 000€	2019	2018	2017
Tax credits	3,015	3,006	2,446
Guarantees and deposits	415	405	362
Non-current receivable on joint venture	138	1,096	804
Non-listed equity investments	3,046	2,701	−
Convertible loan	2,750	−	−
Other	27	29	55
Total non-current assets	9,391	7,237	3,667

The non-current tax credits relate to tax credits that will be realized over more than one year.

The non-listed equity investments mainly consist of the investment in equity shares of the non-listed company Essentium Inc. The Group holds a non-controlling interest of 5% in this company. The increase is primarily to an additional investment in Essentium Inc at the same conditions as the initial investment. This investment was irrevocably designated at fair value through OCI as the Group considers these investments to be strategic in nature. We refer to Note 3 and Note 20.

The Group has granted a convertible loan to Fluidda in January 2019, with a notional amount of K€2,500. The converible loan is accounted for as a financial asset measured at fair value with changed in fair value through the income statement. The carrying value of the convertible loan amounts to K€2,750 at 31 December 2019. The convertible loan has a duration of 7 years with a 10.0% annual interest rate which is capitalized. We refer to Note 3 and Note 20.

Disclosure of other current assets [text block]

Other current assets

Other current assets include the following:

	As of December 31,
in 000€	2019	2018	2017
Deferred charges	2,632	2,046	2,021
Tax credits	695	185	219
Accrued income	486	958	524
Other tax receivables	3,127	2,286	2,910
Other non-trade receivables	1,676	1,461	2,001
Total current assets	8,616	6,936	7,675

The other tax receivables include Value Added Tax (VAT) receivables and corporate tax receivables. The non-trade receivables for the year ending December 31, 2019 include the indemnification asset for the amount of K€222 as referred to in Note 4. Business Combinations related to ACTech. Also please note that a receivable related to factoring was accounted for under the non-trade receivables in the year ending December 31, 2017 (K€646). In the year ending December 31, 2019 this receivable related to factoring has been recorded under the trade receivables for the amount of K€362 (2018: K€445).